Note 4 - Inventories	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Inventory Disclosure [Text Block]
4.	Inventories

The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:

	December 31,
	2015	2016
Bunkers	1,116,604	1,231,188
Lubricants	1,799,650	1,577,935

Total	2,916,254	2,809,123